EARNINGS / (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Loss Per Share
Schedule of earning per share
	For the year ended
	December 31,
Basic earnings / (loss) per share	2018	2017	2016

Earnings / (loss) attributable to owners of the parent (ThUS$)	181,935	155,304	69,220

Weighted average number of shares, basic	606,407,693	606,407,693	546,559,599

Basic earnings / (loss) per share (US$)	0.30002	0.25610	0.12665

	For the year ended
	December 31,
Diluted earnings / (loss) per share	2018	2017	2016

Earnings / (loss) attributable to owners of the parent (ThUS$)	181,935	155,304	69,220

Weighted average number of shares, basic	606,407,693	606,407,693	546,559,599

Weighted average number of shares, diluted	606,407,693	606,407,693	546,559,599

Diluted earnings / (loss) per share (US$)	0.30002	0.25610	0.12665